PREFERRED SHARES (Details)	1 Months Ended		12 Months Ended
	Apr. 30, 2019 shares	Feb. 21, 2017	Dec. 31, 2019 $ / shares shares
Class of Stock [Line Items]
Non-cumulative Dividend rate, as calculated on consideration paid for equity interests (as a percent)			8.00%
Liquidation preference (as a percent)			120.00%
Redemption events
Qualified IPO Threshold completion period		60 months
Significant breach, threshold correction period			30 days
Conversion
Conversion ratio			1
Series Angel, A, B-1, B-2, B-3 and C
Conversion
Number of shares issued in conversion (in shares)			1,210,906,902
Conversion ratio			1
Number of shares converted			1,210,906,902
Series C-1 convertible redeemable preferred shares
Conversion
Number of shares issued in conversion (in shares)	18,612,084		18,612,084
Number of shares converted	18,597,738		18,597,738
Offering price | $ / shares			$ 8.00